April 30, 2008

Securities and Exchange Commission 450 Fifth Street, N.W. Judiciary Plaza Washington, D.C. 20549	William L. Tolbert Tel 202 639-6038 wtolbert@jenner.com

Re:	Filing of the Adelphia Recovery Trust Form 10 Registration

To Whom It May Concern:

On behalf of the Adelphia Recovery Trust (the “ART”), please find attached for filing pursuant to Section 12 of the Securities Exchange Act of 1934 (the “Act”), as amended, a Form 10 Registration Statement relating to those interests issued by the ART for which such registration is required under the Act.

In the attached filing the ART has provided the necessary financial statements called for by Regulation S-X and Item 302 of Regulation S-K. However, the enclosed financial statements do not include the relevant information from the first quarter of the current fiscal year. It is the intention of the ART to amend the enclosed registration statement to include the first quarter financial statements following this initial filing.

If you have any questions regarding this filing, please contact either me at (202) 639-6038 or Thomas Failor at (312) 840-7414, both of Jenner & Block, LLP, counsel to the ART.

Regards,

/s/ William L. Tolbert

Partner

WLT:lh

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